Document and Entity Information	Aug. 18, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 18, 2023
Entity Registrant Name	ON Semiconductor Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-39317
Entity Tax Identification Number	36-3840979
Entity Address Address Line 1	5701 N. Pima Road
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85250
City Area Code	602
Local Phone Number	244-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A is being filed by ON Semiconductor Corporation (the “Corporation”) solely for the purpose of supplementing Item 5.02 of that certain Current Report on Form 8-K filed on August 23, 2023 (the “Original Form 8-K”) to include additional information about board committee assignments.
Entity Central Index Key	0001097864